UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2017

Table of Contents

1	A Letter to Shareholders

3	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Calibrated Dividend Growth Fund

13	Growth Opportunities Fund

16	Small Cap Value Fund

20	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

53	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Calibrated Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund
Semiannual Report
For the six-month period ended May 31, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 through May 31, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/16 – 5/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/16 –
	12/1/16	5/31/17	5/31/17
Class A*
Actual	$1,000.00	$1,086.60	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class B*
Actual	$1,000.00	$1,082.60	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.75	$8.25
Class C*
Actual	$1,000.00	$1,083.00	$8.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.80	$8.20
Class F
Actual	$1,000.00	$1,087.60	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class F3
Actual	$1,000.00	$1,028.60	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.90	$0.94
Class I*
Actual	$1,000.00	$1,087.80	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class P*
Actual	$1,000.00	$1,085.00	$5.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49
Class R2*
Actual	$1,000.00	$1,084.90	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class R3*
Actual	$1,000.00	$1,085.00	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.59
Class R4*
Actual	$1,000.00	$1,086.80	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class R5*
Actual	$1,000.00	$1,088.00	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R6*
Actual	$1,000.00	$1,088.60	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.64% for Class B and 1.63% for Class C, 0.70% for Class F, 0.60% for Class F3, 0.62% for Class I, 1.09% for Class P, 1.23% for Class R2, 1.11% for Class R3, 0.89% for Class R4, 0.63 for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5, and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).
*	The annualized expenses have been updated (0.95% for Class A, 1.70% for Classes B and C, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.60% for Class R6). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.93	$4.76
Class B	$8.83	$8.50
Class C	$8.83	$8.50
Class I	$3.64	$3.53
Class P	$5.98	$5.79
Class R2	$6.76	$6.54
Class R3	$6.24	$6.04
Class R4	$4.94	$4.78
Class R5	$3.64	$3.53
Class R6	$3.12	$3.02

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Consumer Discretionary	9.99%
Consumer Staples	19.62%
Energy	4.55%
Financials	6.90%
Health Care	9.94%
Industrials	20.28%
Information Technology	11.83%
Materials	5.81%
Telecommunication Services	3.47%
Utilities	7.18%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/16 –
	12/1/16	5/31/17	5/31/17
Class A
Actual	$1,000.00	$1,103.70	$ 6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$ 6.44
Class B
Actual	$1,000.00	$1,099.30	$10.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.81	$10.20
Class C
Actual	$1,000.00	$1,099.30	$10.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.86	$10.15
Class F
Actual	$1,000.00	$1,104.40	$ 5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$ 5.69
Class F3
Actual	$1,000.00	$1,054.20	$ 1.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.50	$ 1.35
Class I
Actual	$1,000.00	$1,105.20	$ 5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$ 5.19
Class P
Actual	$1,000.00	$1,102.50	$ 7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$ 7.44
Class R2
Actual	$1,000.00	$1,101.70	$ 8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.80	$ 8.20
Class R3
Actual	$1,000.00	$1,102.20	$ 7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.35	$ 7.64
Class R4
Actual	$1,000.00	$1,103.70	$ 6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$ 6.44
Class R5
Actual	$1,000.00	$1,105.10	$ 5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$ 5.14
Class R6
Actual	$1,000.00	$1,105.30	$ 4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$ 4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.03% for Class B, 2.02% for Class C, 1.13% for Class F, 0.86% for Class F3, 1.03% for Class I, 1.48% for Class P, 1.63% for Class R2, 1.52% for Class R3, 1.28% for Class R4, 1.02% for Class R5 and 0.86% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Consumer Discretionary	20.22%
Consumer Staples	2.04%
Financials	10.42%
Health Care	17.81%
Industrials	18.11%
Information Technology	23.97%
Materials	7.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/16 –
	12/1/16	5/31/17	5/31/17
Class A
Actual	$1,000.00	$1,007.70	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class B
Actual	$1,000.00	$1,004.20	$9.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.26	$9.75
Class C
Actual	$1,000.00	$1,004.20	$9.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.31	$9.70
Class F
Actual	$1,000.00	$1,008.60	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class F3
Actual	$1,000.00	$ 996.50	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,006.50	$1.32
Class I
Actual	$1,000.00	$1,009.00	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class P
Actual	$1,000.00	$1,007.00	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class R2
Actual	$1,000.00	$1,005.70	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70
Class R3
Actual	$1,000.00	$1,007.00	$7.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R4
Actual	$1,000.00	$1,007.70	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R5
Actual	$1,000.00	$1,009.00	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R6
Actual	$1,000.00	$1,009.80	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.94% for Class B, 1.93% for C, 1.03% for Class F, 0.84% for Class F3, 0.93% for Class I, 1.38% for Class P, 1.53% for Class R2, 1.41% for Class R3, 1.18% for Class R4, 0.92% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 57/365 (to reflect the period from April 4, 2017, commencement of operations, to May 31, 2017, for Class F3).

Portfolio Holdings Presented by Sector

May 31, 2017

Sector*	%**
Consumer Discretionary	7.60%
Consumer Staples	2.63%
Energy	5.04%
Financials	18.93%
Health Care	6.10%
Industrials	19.09%
Information Technology	17.00%
Materials	8.57%
Real Estate	6.54%
Utilities	5.60%
Repurchase Agreement	2.90%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.33%

Aerospace & Defense 6.15%
General Dynamics Corp.	161,700	$32,866
L3 Technologies, Inc.	53,100	8,952
Lockheed Martin Corp.	136,961	38,504
Northrop Grumman Corp.	104,500	27,088
Raytheon Co.	171,800	28,177
United Technologies Corp.	79,000	9,581
Total		145,168

Air Freight & Logistics 0.27%
Expeditors International of Washington, Inc.	120,800	6,448

Banks 0.12%
Cullen/Frost Bankers, Inc.	32,200	2,951

Beverages 4.16%
Coca-Cola Co. (The)	1,059,179	48,161
PepsiCo, Inc.	428,902	50,126
Total		98,287

Biotechnology 1.43%
AbbVie, Inc.	512,907	33,862

Capital Markets 3.09%
Ameriprise Financial, Inc.	18,100	2,186
Eaton Vance Corp.	284,400	13,245
S&P Global, Inc.	186,600	26,648
SEI Investments Co.	235,700	11,806
T. Rowe Price Group, Inc.	270,600	19,061
Total		72,946

Chemicals 5.22%
Air Products & Chemicals, Inc.	60,900	8,773
Ecolab, Inc.	167,400	22,237
International Flavors & Fragrances, Inc.	125,300	17,278
Monsanto Co.	359,249	42,183
PPG Industries, Inc.	224,686	23,898
Praxair, Inc.	67,100	8,877
Total		123,246
		Fair
		Value
Investments	Shares	(000)
Distributors 0.45%
Genuine Parts Co.	114,300	$10,586

Diversified Telecommunication Services 3.47%
AT&T, Inc.	962,564	37,087
Verizon Communications, Inc.	959,000	44,728
Total		81,815

Electric: Utilities 3.61%
Alliant Energy Corp.	235,200	9,754
Edison International	278,500	22,717
Eversource Energy	437,000	27,124
NextEra Energy, Inc.	150,867	21,339
Southern Co. (The)	86,400	4,373
Total		85,307

Electrical Equipment 0.33%
Emerson Electric Co.	132,100	7,810

Energy Equipment & Services 0.30%
Helmerich & Payne, Inc.	136,008	7,162

Food & Staples Retailing 7.99%
Costco Wholesale Corp.	169,400	30,565
CVS Health Corp.	427,500	32,845
Kroger Co. (The)	417,100	12,421
Sysco Corp.	335,900	18,327
Wal-Mart Stores, Inc.	520,870	40,940
Walgreens Boots Alliance, Inc.	660,219	53,491
Total		188,589

Food Products 3.00%
Archer-Daniels-Midland Co.	706,800	29,389
Flowers Foods, Inc.	432,500	7,992
General Mills, Inc.	372,400	21,130
Hormel Foods Corp.	256,800	8,636
Kellogg Co.	51,100	3,659
Total		70,806

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 4.39%
Abbott Laboratories	825,100	$37,674
Becton, Dickinson & Co.	73,300	13,871
Medtronic plc (Ireland)(a)	493,703	41,609
West Pharmaceutical Services, Inc.	107,300	10,410
Total		103,564

Health Care Providers & Services 1.71%
AmerisourceBergen Corp.	140,500	12,894
Cardinal Health, Inc.	370,452	27,521
Total		40,415

Hotels, Restaurants & Leisure 3.41%
Cracker Barrel Old Country Store, Inc.	52,200	8,708
McDonald’s Corp.	475,826	71,797
Total		80,505

Household Products 4.42%
Clorox Co. (The)	84,700	11,497
Kimberly-Clark Corp.	410,115	53,204
Procter & Gamble Co. (The)	449,100	39,561
Total		104,262

Industrial Conglomerates 3.75%
3M Co.	278,217	56,887
Roper Technologies, Inc.	139,400	31,672
Total		88,559

Information Technology Services 4.08%
Accenture plc Class A (Ireland)(a)	189,200	23,550
Automatic Data Processing, Inc.	153,400	15,704
International Business Machines Corp.	374,700	57,190
Total		96,444

Insurance 3.67%
American Financial Group, Inc.	45,700	4,563
Chubb Ltd. (Switzerland)(a)	392,221	56,162
		Fair
		Value
Investments	Shares	(000)
Hanover Insurance Group, Inc. (The)	94,200	$7,856
Travelers Cos., Inc. (The)	144,100	17,991
Total		86,572

Machinery 3.62%
Cummins, Inc.	233,200	36,776
Graco, Inc.	102,600	11,273
Lincoln Electric Holdings, Inc.	56,200	5,023
Pentair plc (United Kingdom)(a)	300,000	19,866
Toro Co. (The)	181,300	12,417
Total		85,355

Metals & Mining 0.57%
Nucor Corp.	233,100	13,543

Multi-Utilities 3.55%
CenterPoint Energy, Inc.	267,600	7,656
Consolidated Edison, Inc.	116,000	9,603
Dominion Energy, Inc.	580,200	46,863
SCANA Corp.	289,751	19,761
Total		83,883

Oil, Gas & Consumable Fuels 4.24%
Chevron Corp.	688,362	71,232
Exxon Mobil Corp.	92,700	7,462
Occidental Petroleum Corp.	361,897	21,327
Total		100,021

Pharmaceuticals 2.38%
Johnson & Johnson	439,023	56,305

Professional Services 0.92%
Robert Half International, Inc.	464,700	21,604

Road & Rail 3.97%
CSX Corp.	629,400	34,095
J.B. Hunt Transport Services, Inc.	93,600	7,991
Union Pacific Corp.	467,300	51,543
Total		93,629

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 5.37%
Microchip Technology, Inc.	422,167	$35,166
QUALCOMM, Inc.	1,029,426	58,955
Texas Instruments, Inc.	395,000	32,584
Total		126,705

Software 2.35%
Microsoft Corp.	793,800	55,439

Specialty Retail 4.56%
Best Buy Co., Inc.	295,100	17,526
Lowe’s Cos., Inc.	618,875	48,749
Ross Stores, Inc.	523,200	33,443
TJX Cos., Inc. (The)	106,600	8,017
Total		107,735

Textiles, Apparel & Luxury Goods 1.55%
NIKE, Inc. Class B	532,500	28,217
VF Corp.	154,800	8,328
Total		36,545

Trading Companies & Distributors 1.23%
Fastenal Co.	208,400	8,997
MSC Industrial Direct Co., Inc. Class A	153,600	12,893
W.W. Grainger, Inc.	41,900	7,218
Total		29,108
Total Common Stocks (cost $2,170,794,065)		2,345,176
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $10,185,000 of U.S. Treasury Note at 1.50% due 5/31/2019; value: $10,228,765; proceeds: $10,027,740 (cost $10,027,715)	$10,028	$10,028
Total Investments in Securities 99.76% (cost $2,180,821,780)		2,355,204
Other Assets in Excess of Liabilities(b) 0.24%		5,761
Net Assets 100.00%		$2,360,965

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
E-Mini S&P 500 Index	June 2017	78	Long	$9,403,290	$115,509

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,345,176	$–	$–	$2,345,176
Repurchase Agreement	–	10,028	–	10,028
Total	$2,345,176	$10,028	$–	$2,355,204

Other Financial Instruments
Futures Contracts
Assets	$116	$–	$–	$116
Liabilities	$–	$–	$–	$–
Total	$116	$–	$–	$116

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.12%

Banks 3.90%
Citizens Financial Group, Inc.	111,030	$3,786
First Republic Bank	74,456	6,858
Signature Bank*	25,388	3,631
Western Alliance Bancorp*	126,490	5,783
Total		20,058

Beverages 1.02%
Brown-Forman Corp. Class B	100,885	5,241

Biotechnology 1.96%
Incyte Corp.*	48,188	6,232
TESARO, Inc.*	13,203	1,971
Vertex Pharmaceuticals, Inc.*	15,120	1,869
Total		10,072

Building Products 2.37%
A.O. Smith Corp.	98,883	5,426
Masco Corp.	180,895	6,738
Total		12,164

Capital Markets 6.53%
CBOE Holdings, Inc.	61,457	5,308
E*TRADE Financial Corp.*	109,265	3,782
MarketAxess Holdings, Inc.	28,710	5,471
Moody’s Corp.	65,635	7,774
MSCI, Inc.	25,466	2,591
TD Ameritrade Holding Corp.	170,405	6,366
WisdomTree Investments, Inc.	238,553	2,269
Total		33,561

Chemicals 3.56%
CF Industries Holdings, Inc.	116,452	3,132
FMC Corp.	95,515	7,199
RPM International, Inc.	109,773	5,953
Westlake Chemical Corp.	32,704	2,010
Total		18,294

Commercial Services & Supplies 1.19%
Cintas Corp.	48,766	6,139
		Fair
		Value
Investments	Shares	(000)
Construction Materials 1.35%
Vulcan Materials Co.	55,834	$6,960

Containers & Packaging 2.18%
Ball Corp.	140,044	5,728
Owens-Illinois, Inc.*	242,630	5,476
Total		11,204

Diversified Consumer Services 0.76%
Service Corp. International	121,833	3,884

Electrical Equipment 3.32%
AMETEK, Inc.	103,665	6,326
Hubbell, Inc.	42,176	4,889
Rockwell Automation, Inc.	36,848	5,848
Total		17,063

Electronic Equipment, Instruments & Components 1.12%
Trimble, Inc.*	159,483	5,748

Food Products 1.03%
Hershey Co. (The)	45,779	5,277

Health Care Equipment & Supplies 7.57%
C.R. Bard, Inc.	13,212	4,062
DENTSPLY SIRONA, Inc.	78,277	4,972
DexCom, Inc.*	75,600	5,053
Edwards Lifesciences Corp.*	64,133	7,380
Hologic, Inc.*	170,371	7,379
Intuitive Surgical, Inc.*	10,981	10,044
Total		38,890

Health Care Providers & Services 2.34%
Centene Corp.*	54,121	3,931
Henry Schein, Inc.*	43,926	8,081
Total		12,012

Health Care Technology 1.16%
athenahealth, Inc.*	32,335	4,332
Veeva Systems, Inc. Class A*	25,338	1,610
Total		5,942

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 6.23%
Hyatt Hotels Corp. Class A*	44,664	$2,577
Marriott International, Inc. Class A	84,036	9,047
Norwegian Cruise Line Holdings Ltd.*	132,148	6,603
Vail Resorts, Inc.	32,453	6,942
Wynn Resorts Ltd.	53,057	6,828
Total		31,997

Household Durables 1.46%
Mohawk Industries, Inc.*	31,270	7,483

Industrial Conglomerates 1.46%
Roper Technologies, Inc.	33,042	7,507

Information Technology Services 6.34%
Euronet Worldwide, Inc.*	24,595	2,145
Fidelity National Information Services, Inc.	91,604	7,866
Global Payments, Inc.	88,848	8,139
Sabre Corp.	152,226	3,415
Total System Services, Inc.	123,719	7,368
Vantiv, Inc. Class A*	58,578	3,674
Total		32,607

Internet & Direct Marketing Retail 1.59%
Expedia, Inc.	57,030	8,200

Internet Software & Services 2.18%
Akamai Technologies, Inc.*	94,338	4,448
CoStar Group, Inc.*	16,033	4,194
Yelp, Inc.*	92,589	2,585
Total		11,227

Leisure Products 1.17%
Hasbro, Inc.	57,180	6,019

Life Sciences Tools & Services 3.01%
Agilent Technologies, Inc.	121,935	7,358
Mettler-Toledo International, Inc.*	13,897	8,099
Total		15,457
		Fair
		Value
Investments	Shares	(000)
Machinery 7.18%
Donaldson Co., Inc.	118,868	$5,701
IDEX Corp.	54,824	5,947
Ingersoll-Rand plc (Ireland)(a)	78,971	7,076
Middleby Corp. (The)*	43,283	5,556
Nordson Corp.	41,409	4,798
Wabtec Corp.	95,859	7,836
Total		36,914

Media 1.01%
Scripps Networks Interactive, Inc. Class A	78,200	5,178

Metals & Mining 0.34%
Cliffs Natural Resources, Inc.*	300,433	1,769

Multi-Line Retail 2.30%
Dollar General Corp.	91,352	6,704
Dollar Tree, Inc.*	66,013	5,129
Total		11,833

Pharmaceuticals 1.80%
Zoetis, Inc.	148,757	9,264

Road & Rail 1.69%
Genesee & Wyoming, Inc. Class A*	75,151	4,923
J.B. Hunt Transport Services, Inc.	43,855	3,744
Total		8,667

Semiconductors & Semiconductor Equipment 8.76%
Analog Devices, Inc.	67,828	5,817
KLA-Tencor Corp.	69,537	7,232
Lam Research Corp.	41,594	6,454
Microchip Technology, Inc.	101,343	8,442
NVIDIA Corp.	59,601	8,603
Skyworks Solutions, Inc.	79,407	8,451
Total		44,999

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Software 5.59%
PTC, Inc.*	76,921	$4,429
Red Hat, Inc.*	96,691	8,661
ServiceNow, Inc.*	83,485	8,737
Ultimate Software Group, Inc. (The)*	31,342	6,918
Total		28,745

Specialty Retail 4.00%
AutoZone, Inc.*	8,152	4,940
Michaels Cos, Inc. (The)*	148,962	2,879
O’Reilly Automotive, Inc.*	26,911	6,515
Tiffany & Co.	8,985	781
Tractor Supply Co.	28,124	1,551
Ulta Salon, Cosmetics & Fragrance, Inc.*	12,836	3,913
Total		20,579
		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.73%
Carter’s, Inc.	54,941	$4,514
Hanesbrands, Inc.	211,318	4,364
Total		8,878

Trading Companies & Distributors 0.92%
HD Supply Holdings, Inc.*	117,191	4,729
Total Investments in Common Stock 100.12% (cost $423,969,781)		514,561
Liabilities in Excess of Cash and Other Assets (0.12)%		(625)
Net Assets 100.00%		$513,936

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$514,561	$–	$–	$514,561
Total	$514,561	$–	$–	$514,561

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.21%

Aerospace & Defense 2.46%
Hexcel Corp.	210,000	$10,800
Teledyne Technologies, Inc.*	137,269	18,052
Total		28,852

Automobiles 0.25%
Thor Industries, Inc.	32,333	2,927

Banks 14.03%
Chemical Financial Corp.	632,974	28,465
First Horizon National Corp.	701,150	11,878
First Merchants Corp.	1,085,924	43,100
MB Financial, Inc.	221,855	9,136
Renasant Corp.	372,709	14,890
Seacoast Banking Corp. of Florida*	754,071	17,012
South State Corp.	238,932	19,855
Western Alliance Bancorp*	445,847	20,384
Total		164,720

Beverages 1.28%
Cott Corp. (Canada)(a)	1,141,080	15,051

Building Products 4.06%
Advanced Drainage Systems, Inc.	861,746	16,502
Gibraltar Industries, Inc.*	306,301	9,526
Masonite International Corp.*	188,163	13,858
Patrick Industries, Inc.*	117,122	7,754
Total		47,640

Capital Markets 0.53%
Donnelley Financial Solutions, Inc.*	271,792	6,191

Chemicals 3.12%
Minerals Technologies, Inc.	252,043	18,134
PolyOne Corp.	496,184	18,528
Total		36,662
		Fair
		Value
Investments	Shares	(000)
Communications Equipment 2.17%
ARRIS International plc*	342,389	$9,601
Plantronics, Inc.	299,876	15,869
Total		25,470

Construction & Engineering 6.70%
AECOM*	594,482	19,089
Dycom Industries, Inc.*	188,257	15,849
EMCOR Group, Inc.	276,054	17,397
Primoris Services Corp.	1,134,527	26,321
Total		78,656

Containers & Packaging 3.36%
AptarGroup, Inc.	249,500	21,210
Berry Global Group, Inc.*	315,248	18,281
Total		39,491

Electric: Utilities 2.58%
IDACORP, Inc.	347,300	30,319

Electrical Equipment 1.64%
Atkore International Group, Inc.*	921,551	19,224

Electronic Equipment, Instruments & Components 5.27%
Cognex Corp.	65,208	5,967
Littelfuse, Inc.	148,611	24,068
Orbotech Ltd. (Israel)*(a)	892,066	31,829
Total		61,864

Energy Equipment & Services 0.50%
Ensco plc Class A (United Kingdom)(a)	936,380	5,843

Equity Real Estate Investment Trusts 6.55%
DiamondRock Hospitality Co.	1,064,247	11,803
First Industrial Realty Trust, Inc.	964,235	27,847
Physicians Realty Trust	988,678	20,110
Retail Opportunity Investments Corp.	865,500	17,102
Total		76,862

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Food Products 1.35%
Pinnacle Foods, Inc.	254,588	$15,863

Health Care Equipment & Supplies 3.72%
CONMED Corp.	285,497	14,495
STERIS plc (United Kingdom)(a)	193,912	15,040
West Pharmaceutical Services, Inc.	146,100	14,174
Total		43,709

Health Care Providers & Services 1.45%
HealthSouth Corp.	311,583	14,124
Molina Healthcare, Inc.*	44,198	2,854
Total		16,978

Hotels, Restaurants & Leisure 3.49%
Cheesecake Factory, Inc. (The)	239,400	14,120
Denny’s Corp.*	1,227,312	14,605
El Pollo Loco Holdings, Inc.*	895,750	12,227
Total		40,952

Household Durables 0.86%
Ethan Allen Interiors, Inc.	376,961	10,159

Information Technology Services 5.15%
Acxiom Corp.*	619,387	16,228
Booz Allen Hamilton Holding Corp.	560,161	22,093
Conduent, Inc.*	706,604	11,595
Jack Henry & Associates, Inc.	99,410	10,558
Total		60,474

Insurance 3.62%
Axis Capital Holdings Ltd.	189,542	12,430
RenaissanceRe Holdings Ltd.	81,400	11,629
Validus Holdings Ltd.	345,545	18,452
Total		42,511

Life Sciences Tools & Services 0.93%
Albany Molecular Research, Inc.*	564,249	10,980
		Fair
		Value
Investments	Shares	(000)
Machinery 3.24%
Milacron Holdings Corp.*	1,370,615	$23,835
Timken Co. (The)	309,046	14,262
Total		38,097

Media 0.49%
Cinemark Holdings, Inc.	145,786	5,769

Metals & Mining 1.57%
Reliance Steel & Aluminum Co.	252,607	18,428

Multi-Utilities 3.03%
Black Hills Corp.	511,220	35,550

Oil, Gas & Consumable Fuels 4.55%
Carrizo Oil & Gas, Inc.*	246,080	5,399
Centennial Resource Development, Inc. Class A*	1,226,075	19,115
Parsley Energy, Inc. Class A*	343,112	10,173
Rice Energy, Inc.*	934,617	18,692
Total		53,379

Paper & Forest Products 0.53%
Neenah Paper, Inc.	79,475	6,199

Professional Services 1.01%
ICF International, Inc.*	252,595	11,885

Semiconductors & Semiconductor Equipment 3.41%
MACOM Technology Solutions Holdings, Inc.*	396,758	24,191
Synaptics, Inc.*	285,985	15,889
Total		40,080

Software 1.02%
FireEye, Inc.*	799,393	11,983

Specialty Retail 0.62%
Urban Outfitters, Inc.*	383,972	7,246

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2017

		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.89%
Oxford Industries, Inc.	152,436	$8,192
Steven Madden Ltd.*	357,311	14,024
Total		22,216

Thrifts & Mortgage Finance 0.78%
Essent Group Ltd.*	252,068	9,143
Total Common Stocks (cost $857,202,390)		1,141,373
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.91%

Repurchase Agreement
Repurchase Agreement dated 5/31/2017, 0.09% due 6/1/2017 with Fixed Income Clearing Corp. collateralized by $34,985,000 of U.S. Treasury Note at 2.00% due 8/15/2025; value: $34,797,061; proceeds: $34,112,223 (cost $34,112,138)	$34,112	$34,112
Total Investments in Securities 100.12% (cost $891,314,528)		1,175,485
Liabilities in Excess of Other Assets (0.12)%		(1,416)
Net Assets 100.00%		$1,174,069

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,141,373	$–	$–	$1,141,373
Repurchase Agreement	–	34,112	–	34,112
Total	$1,141,373	$34,112	$–	$1,175,485

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2017.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of December 1, 2016	$14,703,755
Accrued Discounts/Premiums	–
Realized Gain (Loss)	2,193,351
Change in Unrealized Appreciation/Depreciation	(2,193,351)
Net Purchases	–
Net Sales	(14,703,755)
Net Transfers in to Level 3	–
Net Transfers out of Level 3	–
Balance as of May 31, 2017	–
Net change in unrealized appreciation/depreciation for period ended May 31, 2017 related to Level 3 investments held at May 31, 2017	$–

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)

May 31, 2017

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund
ASSETS:
Investments in securities, at cost	$2,180,821,780	$423,969,781	$891,314,528
Investments in securities, at fair value	$2,355,204,422	$514,561,190	$1,175,485,165
Cash	–	59,787	–
Deposits with brokers for futures collateral	358,800	–	–
Receivables:
Interest and dividends	6,949,665	417,045	1,021,649
Capital shares sold	5,591,164	347,149	1,356,924
Investment securities sold	1,937,886	405,612	–
From advisor (See Note 3)	206,326	–	–
Variation margin	1,458	–	–
Prepaid expenses and other assets	166,062	98,042	112,500
Total assets	2,370,415,783	515,888,825	1,177,976,238
LIABILITIES:
Payables:
Capital shares reacquired	6,792,983	1,127,676	1,045,928
Management fee	1,218,044	326,467	757,336
Investment securities purchased	–	–	1,229,264
12b-1 distribution plan	611,798	133,327	158,042
Directors’ fees	318,603	104,345	412,268
Fund administration	79,320	17,412	40,391
Distributions payable	–	–	8,715
Accrued expenses	430,374	243,549	255,371
Total liabilities	9,451,122	1,952,776	3,907,315
NET ASSETS	$2,360,964,661	$513,936,049	$1,174,068,923
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,092,071,085	$402,693,280	$814,339,820
Undistributed (distributions in excess of) net investment income	8,064,098	(3,603,344)	(148,097)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	86,331,327	24,254,704	75,706,563
Net unrealized appreciation on investments and futures contracts	174,498,151	90,591,409	284,170,637
Net Assets	$2,360,964,661	$513,936,049	$1,174,068,923

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2017

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund

Net assets by class:
Class A Shares	$1,624,948,314	$350,476,123	$395,567,825
Class B Shares	$6,723,899	$1,785,254	$485,895
Class C Shares	$291,099,193	$43,959,339	$26,387,417
Class F Shares	$394,637,955	$30,528,929	$52,170,243
Class F3 Shares	$10,288	$10,544	$9,964
Class I Shares	$8,964,690	$1,249,354	$601,723,690
Class P Shares	$1,771,476	$2,501,513	$40,621,654
Class R2 Shares	$1,215,200	$1,312,668	$527,363
Class R3 Shares	$21,287,722	$22,600,177	$8,079,542
Class R4 Shares	$805,675	$591,575	$1,965,747
Class R5 Shares	$191,542	$59,626	$20,262
Class R6 Shares	$9,308,707	$58,860,947	$46,509,321
Outstanding shares by class:
Class A Shares (400, 100 and 300 million shares of common stock authorized, $.001 par value)	108,872,175	17,327,042	18,176,343
Class B Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	454,915	114,301	35,913
Class C Shares (40, 20 and 20 million shares of common stock authorized, $.001 par value)	19,755,601	2,815,355	1,945,817
Class F Shares (100, 30 and 30 million shares of common stock authorized, $.001 par value)	26,459,542	1,458,110	2,387,072
Class F3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	682.13	463	393.55
Class I Shares (100, 30 and 200 million shares of common stock authorized, $.001 par value)	595,472	55,050	23,836,749
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	118,147	126,327	1,948,556
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	80,738	67,674	25,486
Class R3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	1,433,178	1,145,071	385,931
Class R4 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	53,989	29,244	90,294
Class R5 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	12,727	2,625	802
Class R6 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	617,171	2,584,851	1,837,215
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.93	$20.23	$21.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.84	$21.46	$23.09
Class B Shares-Net asset value	$14.78	$15.62	$13.53
Class C Shares-Net asset value	$14.74	$15.61	$13.56
Class F Shares-Net asset value	$14.91	$20.94	$21.86
Class F3 Shares-Net asset value	$15.08	$22.77	$25.32
Class I Shares-Net asset value	$15.05	$22.69	$25.24
Class P Shares-Net asset value	$14.99	$19.80	$20.85
Class R2 Shares-Net asset value	$15.05	$19.40	$20.69
Class R3 Shares-Net asset value	$14.85	$19.74	$20.94
Class R4 Shares-Net asset value	$14.92	$20.23	$21.77
Class R5 Shares-Net asset value	$15.05	$22.71	$25.26
Class R6 Shares-Net asset value	$15.08	$22.77	$25.32

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2017

	Calibrated	Growth
	Dividend	Opportunities	Small Cap
	Growth Fund	Fund	Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $16,861, respectively)	$30,874,236	$2,331,020	$6,908,873
Interest and other	16,280	7,003	20,702
Interest earned from Interfund Lending (See Note 11)	176	–	–
Total investment income	30,890,692	2,338,023	6,929,575
Expenses:
Management fee	7,073,549	2,018,899	4,571,194
12b-1 distribution plan-Class A	2,008,720	434,119	505,739
12b-1 distribution plan-Class B	50,301	12,812	3,920
12b-1 distribution plan-Class C	1,481,796	232,522	164,244
12b-1 distribution plan-Class F	170,124	12,792	23,112
12b-1 distribution plan-Class P	3,854	5,633	98,034
12b-1 distribution plan-Class R2	3,403	3,340	1,361
12b-1 distribution plan-Class R3	53,691	55,867	20,062
12b-1 distribution plan-Class R4	694	421	2,017
Shareholder servicing	1,212,501	451,070	579,010
Fund administration	460,044	107,675	243,797
Registration	126,318	68,251	85,752
Reports to shareholders	86,105	28,283	26,407
Professional	33,763	27,566	27,221
Custody	42,810	8,457	11,408
Directors’ fees	24,873	6,102	13,452
Subsidy (See Note 3)	–	8,231	35,776
Other	38,043	23,509	35,372
Gross expenses	12,870,589	3,505,549	6,447,878
Expense reductions (See Note 9)	(8,725)	(1,701)	(3,628)
Fees waived and expenses reimbursed (See Note 3)	(1,864,889)	–	–
Net expenses	10,996,975	3,503,848	6,444,250
Net investment income (loss)	19,893,717	(1,165,825)	485,325
Net realized and unrealized gain (loss):
Net realized gain on investments	95,036,316	25,285,616	75,928,693
Net realized loss on futures contracts and foreign currency related transactions	842,258	–	–
Net change in unrealized appreciation/depreciation on investments	74,670,923	28,630,557	(64,931,355)
Net change in unrealized appreciation/depreciation on futures contracts	45,825	–	–
Net realized and unrealized gain	170,595,322	53,916,173	10,997,338
Net Increase in Net Assets Resulting From Operations	$190,489,039	$52,750,348	$11,482,663

22	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Calibrated Dividend Growth Fund
	For the Six Months	For the
	Ended May 31, 2017	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2016
Operations:
Net investment income (loss)	$19,893,717	$36,905,472
Net realized gain on investments, futures contracts and foreign currency related transactions	95,878,574	143,488,626
Net change in unrealized appreciation/depreciation on investments and futures contracts	74,716,748	50,827,917
Net increase in net assets resulting from operations	190,489,039	231,222,015
Distributions to shareholders from:
Net investment income
Class A	(15,415,742)	(27,031,687)
Class B	(55,310)	(159,413)
Class C	(1,801,456)	(2,723,013)
Class F	(3,422,459)	(2,650,324)
Class I	(147,547)	(318,314)
Class P	(14,088)	(28,617)
Class R2	(8,713)	(14,456)
Class R3	(191,932)	(340,981)
Class R4	(4,533)	(2,151)
Class R5	(3,007)	(1,475)
Class R6	(38,985)	(332)
Net realized gain
Class A	(104,188,081)	(102,166,032)
Class B	(817,442)	(1,364,452)
Class C	(19,262,586)	(16,931,480)
Class F	(18,334,877)	(6,363,700)
Class I	(1,185,658)	(1,074,095)
Class P	(116,222)	(126,229)
Class R2	(65,519)	(76,293)
Class R3	(1,598,000)	(1,522,526)
Class R4	(20,643)	(696)
Class R5	(20,420)	(692)
Class R6	(15,039)	(692)
Total distributions to shareholders	(166,728,259)	(162,897,650)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	438,310,021	620,523,440
Reinvestment of distributions	156,389,396	154,487,140
Cost of shares reacquired	(478,500,848)	(526,004,465)
Net increase (decrease) in net assets resulting from capital share transactions	116,198,569	249,006,115
Net increase (decrease) in net assets	139,959,349	317,330,480
NET ASSETS:
Beginning of period	$2,221,005,312	$1,903,674,832
End of period	$2,360,964,661	$2,221,005,312
Undistributed (distributions in excess of) net investment income	$8,064,098	$9,274,153

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months	For the	For the Six Months	For the
Ended May 31, 2017	Year Ended	Ended May 31, 2017	Year Ended
(unaudited)	November 30, 2016	(unaudited)	November 30, 2016

$(1,165,825)	$(2,519,952)	$485,325	$86,580

25,285,616	18,870,977	75,928,693	149,406,820

28,630,557	(16,340,210)	(64,931,355)	(8,067,645)
52,750,348	10,815	11,482,663	141,425,755

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–

(10,895,019)	(48,240,086)	(52,171,970)	(80,349,276)
(130,964)	(972,338)	(192,744)	(456,243)
(1,937,165)	(8,919,784)	(6,241,995)	(8,652,037)
(662,692)	(2,516,207)	(4,698,343)	(4,394,497)
(2,607,713)	(10,870,866)	(74,890,188)	(122,822,253)
(77,855)	(445,836)	(6,099,904)	(11,015,429)
(32,655)	(111,010)	(49,796)	(44,285)
(763,399)	(3,388,989)	(967,254)	(1,248,858)
(3,534)	(1,141)	(155,714)	(1,845)
(268)	(1,037)	(1,722)	(1,665)
(1,431)	(1,037)	(3,289,718)	(1,665)
(17,112,695)	(75,468,331)	(148,759,348)	(228,988,053)

146,744,973	77,932,112	153,298,669	163,875,846
16,255,137	71,435,512	138,506,666	213,937,419
(240,553,533)	(152,283,483)	(231,283,977)	(360,212,665)

(77,553,423)	(2,915,859)	60,521,358	17,600,600
(41,915,770)	(78,373,375)	(76,755,327)	(69,961,698)

$555,851,819	$634,225,194	$1,250,824,250	$1,320,785,948
$513,936,049	$555,851,819	$1,174,068,923	$1,250,824,250

$(3,603,344)	$(2,437,519)	$(148,097)	$(633,422)

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2017(c)	$14.82	$0.13	$1.09	$1.22	$(0.14)	$(0.97)	$(1.11)
11/30/2016	14.42	0.27	1.38	1.65	(0.25)	(1.00)	(1.25)
11/30/2015	16.97	0.26	(0.46)	(0.20)	(0.26)	(2.09)	(2.35)
11/30/2014	15.57	0.25	1.75	2.00	(0.24)	(0.36)	(0.60)
11/30/2013	12.66	0.24	3.00	3.24	(0.33)	–	(0.33)
11/30/2012	11.43	0.29	1.27	1.56	(0.33)	–	(0.33)
Class B
5/31/2017(c)	14.67	0.07	1.08	1.15	(0.07)	(0.97)	(1.04)
11/30/2016	14.28	0.16	1.36	1.52	(0.13)	(1.00)	(1.13)
11/30/2015	16.82	0.15	(0.46)	(0.31)	(0.14)	(2.09)	(2.23)
11/30/2014	15.44	0.13	1.74	1.87	(0.13)	(0.36)	(0.49)
11/30/2013	12.55	0.14	2.97	3.11	(0.22)	–	(0.22)
11/30/2012	11.33	0.20	1.26	1.46	(0.24)	–	(0.24)
Class C
5/31/2017(c)	14.64	0.08	1.08	1.16	(0.09)	(0.97)	(1.06)
11/30/2016	14.27	0.17	1.35	1.52	(0.15)	(1.00)	(1.15)
11/30/2015	16.81	0.15	(0.45)	(0.30)	(0.15)	(2.09)	(2.24)
11/30/2014	15.44	0.14	1.72	1.86	(0.13)	(0.36)	(0.49)
11/30/2013	12.57	0.14	2.97	3.11	(0.24)	–	(0.24)
11/30/2012	11.35	0.20	1.27	1.47	(0.25)	–	(0.25)
Class F
5/31/2017(c)	14.80	0.15	1.08	1.23	(0.15)	(0.97)	(1.12)
11/30/2016	14.41	0.31	1.35	1.66	(0.27)	(1.00)	(1.27)
11/30/2015	16.96	0.29	(0.47)	(0.18)	(0.28)	(2.09)	(2.37)
11/30/2014	15.56	0.28	1.74	2.02	(0.26)	(0.36)	(0.62)
11/30/2013	12.65	0.27	2.99	3.26	(0.35)	–	(0.35)
11/30/2012	11.43	0.31	1.27	1.58	(0.36)	–	(0.36)
Class F3
4/4/2017 to 5/31/2017(c)(f)	14.66	0.06	0.36	0.42	–	–	–
Class I
5/31/2017(c)	14.93	0.15	1.09	1.24	(0.15)	(0.97)	(1.12)
11/30/2016	14.52	0.31	1.38	1.69	(0.28)	(1.00)	(1.28)
11/30/2015	17.07	0.30	(0.46)	(0.16)	(0.30)	(2.09)	(2.39)
11/30/2014	15.66	0.30	1.75	2.05	(0.28)	(0.36)	(0.64)
11/30/2013	12.73	0.30	3.00	3.30	(0.37)	–	(0.37)
11/30/2012	11.50	0.30	1.30	1.60	(0.37)	–	(0.37)
Class P
5/31/2017(c)	14.88	0.12	1.08	1.20	(0.12)	(0.97)	(1.09)
11/30/2016	14.47	0.24	1.39	1.63	(0.22)	(1.00)	(1.22)
11/30/2015	17.02	0.24	(0.47)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.62	0.23	1.74	1.97	(0.21)	(0.36)	(0.57)
11/30/2013	12.70	0.22	3.00	3.22	(0.30)	–	(0.30)
11/30/2012	11.46	0.27	1.28	1.55	(0.31)	–	(0.31)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or		Total		ment		end of	turnover
end of	return(b)		reimbursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$14.93	8.66	(d)	0.44	(d)	0.52	(d)	0.89	(d)	$1,624,948	32.82	(d)
14.82	12.60		0.85		1.06		1.92		1,604,257	69.83
14.42	(1.34)		0.85		1.07		1.80		1,498,459	57.79
16.97	13.28		0.85		1.07		1.62		1,663,444	73.33
15.57	26.09		0.85		1.18		1.73		1,646,617	54.87	(e)
12.66	13.77		1.23		1.31		2.33		848,026	102.89

14.78	8.26	(d)	0.82	(d)	0.90	(d)	0.48	(d)	6,724	32.82	(d)
14.67	11.76		1.60		1.82		1.13		12,537	69.83
14.28	(2.10)		1.60		1.82		1.04		19,756	57.79
16.82	12.43		1.60		1.82		0.85		33,641	73.33
15.44	25.14		1.60		1.93		1.00		43,235	54.87	(e)
12.55	13.04		1.90		1.98		1.67		31,891	102.89

14.74	8.30	(d)	0.81	(d)	0.89	(d)	0.53	(d)	291,099	32.82	(d)
14.64	11.71		1.60		1.81		1.19		291,842	69.83
14.27	(2.03)		1.60		1.82		1.06		245,055	57.79
16.81	12.42		1.59		1.81		0.87		272,167	73.33
15.44	25.14		1.60		1.91		0.97		232,350	54.87	(e)
12.57	13.06		1.88		1.98		1.67		61,096	102.89

14.91	8.76	(d)	0.35	(d)	0.44	(d)	1.02	(d)	394,638	32.82	(d)
14.80	12.72		0.70		0.91		2.18		266,399	69.83
14.41	(1.20)		0.70		0.92		1.95		99,737	57.79
16.96	13.46		0.70		0.92		1.77		123,836	73.33
15.56	26.31		0.70		1.02		1.86		96,398	54.87	(e)
12.65	13.97		0.98		1.08		2.57		14,857	102.89

15.08	2.86	(d)	0.09	(d)(f)	0.11	(d)(f)	0.44	(d)(f)	10	32.82	(d)

15.05	8.78	(d)	0.31	(d)	0.40	(d)	1.00	(d)	8,965	32.82	(d)
14.93	12.86		0.60		0.81		2.18		18,315	69.83
14.52	(1.09)		0.60		0.82		2.05		15,507	57.79
17.07	13.54		0.60		0.82		1.89		17,061	73.33
15.66	26.41		0.60		0.92		2.06		34,361	54.87	(e)
12.73	14.08		0.97		0.98		2.54		3,497	102.89

14.99	8.50	(d)	0.54	(d)	0.62	(d)	0.80	(d)	1,771	32.82	(d)
14.88	12.40		1.05		1.26		1.71		1,782	69.83
14.47	(1.56)		1.05		1.27		1.60		1,834	57.79
17.02	13.03		1.05		1.27		1.42		2,714	73.33
15.62	25.81		1.05		1.38		1.55		2,355	54.87	(e)
12.70	13.60		1.35		1.43		2.22		1,638	102.89

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R2
5/31/2017(c)	$14.93	$0.11	$1.09	$1.20	$(0.11)	$(0.97)	$(1.08)
11/30/2016	14.52	0.22	1.38	1.60	(0.19)	(1.00)	(1.19)
11/30/2015	17.05	0.21	(0.46)	(0.25)	(0.19)	(2.09)	(2.28)
11/30/2014	15.65	0.20	1.75	1.95	(0.19)	(0.36)	(0.55)
11/30/2013	12.73	0.23	2.98	3.21	(0.29)	–	(0.29)
11/30/2012	11.49	0.26	1.28	1.54	(0.30)	–	(0.30)
Class R3
5/31/2017(c)	14.75	0.11	1.08	1.19	(0.12)	(0.97)	(1.09)
11/30/2016	14.36	0.24	1.36	1.60	(0.21)	(1.00)	(1.21)
11/30/2015	16.91	0.23	(0.46)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.52	0.22	1.74	1.96	(0.21)	(0.36)	(0.57)
11/30/2013	12.62	0.22	2.98	3.20	(0.30)	–	(0.30)
11/30/2012	11.40	0.26	1.27	1.53	(0.31)	–	(0.31)
Class R4
5/31/2017(c)	14.81	0.14	1.08	1.22	(0.14)	(0.97)	(1.11)
11/30/2016	14.42	0.31	1.34	1.65	(0.26)	(1.00)	(1.26)
6/30/2015 to 11/30/2015(g)	14.37	0.11	0.01 (h)	0.12	(0.07)	–	(0.07)
Class R5
5/31/2017(c)	14.93	0.14	1.11	1.25	(0.16)	(0.97)	(1.13)
11/30/2016	14.52	0.34	1.35	1.69	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01 (h)	0.14	(0.08)	–	(0.08)
Class R6
5/31/2017(c)	14.95	0.17	1.09	1.26	(0.16)	(0.97)	(1.13)
11/30/2016	14.52	0.43	1.28	1.71	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(g)	14.46	0.13	0.01 (h)	0.14	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or		Total		ment		end of	turnover
end of	return(b)		reimbursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$15.05	8.49	(d)	0.61	(d)	0.69	(d)	0.74	(d)	$1,215	32.82	(d)
14.93	12.16		1.20		1.41		1.57		1,010	69.83
14.52	(1.69)		1.20		1.42		1.44		1,108	57.79
17.05	12.86		1.20		1.42		1.26		1,940	73.33
15.65	25.64		1.20		1.52		1.57		2,442	54.87	(e)
12.73	13.46		1.46		1.55		2.10		112	102.89

14.85	8.50	(d)	0.55	(d)	0.63	(d)	0.77	(d)	21,288	32.82	(d)
14.75	12.32		1.09		1.30		1.69		23,998	69.83
14.36	(1.57)		1.08		1.30		1.57		22,189	57.79
16.91	13.05		1.09		1.31		1.38		23,187	73.33
15.52	25.79		1.10		1.42		1.57		21,587	54.87	(e)
12.62	13.57		1.38		1.48		2.15		3,980	102.89

14.92	8.68	(d)	0.44	(d)	0.52	(d)	0.96	(d)	806	32.82	(d)
14.81	12.60		0.84		1.06		2.14		316	69.83
14.42	0.85	(d)	0.85	(i)	1.07	(i)	1.85	(i)	10	57.79

15.05	8.80	(d)	0.31	(d)	0.39	(d)	0.95	(d)	192	32.82	(d)
14.93	12.86		0.59		0.81		2.38		314	69.83
14.52	0.98	(d)	0.60	(i)	0.82	(i)	2.11	(i)	10	57.79

15.08	8.86	(d)	0.29	(d)	0.35	(d)	1.16	(d)	9,309	32.82	(d)
14.95	13.03		0.49		0.70		2.99		235	69.83
14.52	0.98	(d)	0.49	(i)	0.70	(i)	2.22	(i)	10	57.79

See Notes to Financial Statements.	29

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:

	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	realized	end of
	of period	(loss)(a)	gain (loss)	operations	gain	period
Class A
5/31/2017(c)	$18.91	$(0.04)	$1.94	$1.90	$(0.58)	$20.23
11/30/2016	21.48	(0.07)	0.04	(0.03)	(2.54)	18.91
11/30/2015	23.75	(0.10)	1.09	0.99	(3.26)	21.48
11/30/2014	25.70	(0.09)	2.40	2.31	(4.26)	23.75
11/30/2013	19.16	(0.12)	6.66	6.54	– (e)	25.70
11/30/2012	21.30	(0.09)	1.12	1.03	(3.17)	19.16
Class B
5/31/2017(c)	14.79	(0.09)	1.50	1.41	(0.58)	15.62
11/30/2016	17.49	(0.17)	0.01	(0.16)	(2.54)	14.79
11/30/2015	20.06	(0.21)	0.90	0.69	(3.26)	17.49
11/30/2014	22.50	(0.22)	2.04	1.82	(4.26)	20.06
11/30/2013	16.88	(0.22)	5.84	5.62	– (e)	22.50
11/30/2012	19.27	(0.19)	0.97	0.78	(3.17)	16.88
Class C
5/31/2017(c)	14.78	(0.09)	1.50	1.41	(0.58)	15.61
11/30/2016	17.48	(0.16)	–	(0.16)	(2.54)	14.78
11/30/2015	20.06	(0.21)	0.89	0.68	(3.26)	17.48
11/30/2014	22.49	(0.21)	2.04	1.83	(4.26)	20.06
11/30/2013	16.87	(0.23)	5.85	5.62	– (e)	22.49
11/30/2012	19.26	(0.19)	0.97	0.78	(3.17)	16.87
Class F
5/31/2017(c)	19.54	(0.02)	2.00	1.98	(0.58)	20.94
11/30/2016	22.08	(0.04)	0.04	–	(2.54)	19.54
11/30/2015	24.29	(0.07)	1.12	1.05	(3.26)	22.08
11/30/2014	26.15	(0.06)	2.46	2.40	(4.26)	24.29
11/30/2013	19.44	(0.06)	6.77	6.71	– (e)	26.15
11/30/2012	21.52	(0.04)	1.13	1.09	(3.17)	19.44
Class F3
4/4/2017 to 5/31/2017(c)(f)	21.60	–	1.17	1.17	–	22.77
Class I
5/31/2017(c)	21.12	(0.03)	2.18	2.15	(0.58)	22.69
11/30/2016	23.63	(0.03)	0.06	0.03	(2.54)	21.12
11/30/2015	25.75	(0.05)	1.19	1.14	(3.26)	23.63
11/30/2014	27.45	(0.04)	2.60	2.56	(4.26)	25.75
11/30/2013	20.38	(0.04)	7.11	7.07	– (e)	27.45
11/30/2012	22.38	(0.04)	1.21	1.17	(3.17)	20.38
Class P
5/31/2017(c)	18.54	(0.06)	1.90	1.84	(0.58)	19.80
11/30/2016	21.15	(0.11)	0.04	(0.07)	(2.54)	18.54
11/30/2015	23.48	(0.14)	1.07	0.93	(3.26)	21.15
11/30/2014	25.49	(0.13)	2.38	2.25	(4.26)	23.48
11/30/2013	19.02	(0.13)	6.60	6.47	– (e)	25.49
11/30/2012	21.19	(0.11)	1.11	1.00	(3.17)	19.02

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total expenses
		after				Net		Net assets,	Portfolio
Total		waivers and/or		Total		investment		end of	turnover
return(b)		reimbursements		expenses		income (loss)		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

10.37	(d)	0.64	(d)	0.64	(d)	(0.20	)(d)	$350,476	38.09	(d)
0.37		1.29		1.29		(0.39)		356,816	116.57
4.78		1.28		1.28		(0.46)		409,626	96.81
10.41		1.31		1.31		(0.41)		419,614	207.44
34.16		1.40		1.40		(0.51)		428,573	118.03
6.96		1.42		1.44		(0.48)		351,427	145.62

9.93	(d)	1.01	(d)	1.01	(d)	(0.58	)(d)	1,785	38.09	(d)
(0.39)		2.04		2.04		(1.16)		3,408	116.57
4.05		2.02		2.02		(1.20)		6,691	96.81
9.57		2.03		2.03		(1.12)		11,184	207.44
33.40		2.05		2.05		(1.12)		16,020	118.03
6.22		2.07		2.09		(1.14)		18,614	145.62

9.93	(d)	1.01	(d)	1.01	(d)	(0.58	)(d)	43,959	38.09	(d)
(0.39)		2.03		2.03		(1.14)		50,084	116.57
4.00		2.02		2.02		(1.20)		61,670	96.81
9.63		2.02		2.02		(1.11)		62,897	207.44
33.34		2.04		2.04		(1.15)		62,815	118.03
6.28		2.06		2.08		(1.12)		51,427	145.62

10.44	(d)	0.57	(d)	0.57	(d)	(0.12	)(d)	30,529	38.09	(d)
0.52		1.14		1.14		(0.23)		22,020	116.57
4.95		1.13		1.13		(0.31)		21,956	96.81
10.60		1.13		1.13		(0.24)		20,503	207.44
34.54		1.15		1.15		(0.27)		17,739	118.03
7.20		1.17		1.19		(0.23)		13,652	145.62

5.42	(d)	0.13	(d)(f)	0.13	(d)(f)	0.02	(d)(f)	11	38.09	(d)

10.52	(d)	0.52	(d)	0.52	(d)	(0.15	)(d)	1,249	38.09	(d)
0.62		1.04		1.04		(0.14)		94,899	116.57
5.07		1.03		1.03		(0.19)		101,063	96.81
10.70		1.03		1.03		(0.16)		200,573	207.44
34.67		1.06		1.06		(0.16)		99,819	118.03
7.29		1.07		1.09		(0.18)		78,051	145.62

10.25	(d)	0.74	(d)	0.74	(d)	(0.30	)(d)	2,502	38.09	(d)
0.17		1.49		1.49		(0.59)		2,517	116.57
4.56		1.48		1.48		(0.66)		3,998	96.81
10.23		1.48		1.48		(0.58)		4,521	207.44
34.04		1.51		1.51		(0.57)		4,723	118.03
6.83		1.53		1.54		(0.60)		5,017	145.62

See Notes to Financial Statements.	31

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions to
						shareholders
		Investment operations:				from:

	Net asset	Net	Net				Net asset
	value,	investment	realized and		Total from	Net	value,
	beginning	income	unrealized		investment	realized	end of
	of period	(loss)(a)	gain (loss)		operations	gain	period
Class R2
5/31/2017(c)	$18.19	$(0.07)	$1.86		$1.79	$(0.58)	$19.40
11/30/2016	20.83	(0.13)	0.03		(0.10)	(2.54)	18.19
11/30/2015	23.20	(0.17)	1.06		0.89	(3.26)	20.83
11/30/2014	25.27	(0.16)	2.35		2.19	(4.26)	23.20
11/30/2013	18.88	(0.16)	6.55		6.39	– (e)	25.27
11/30/2012	21.09	(0.14)	1.10		0.96	(3.17)	18.88
Class R3
5/31/2017(c)	18.49	(0.06)	1.89		1.83	(0.58)	19.74
11/30/2016	21.11	(0.11)	0.03		(0.08)	(2.54)	18.49
11/30/2015	23.44	(0.15)	1.08		0.93	(3.26)	21.11
11/30/2014	25.47	(0.14)	2.37		2.23	(4.26)	23.44
11/30/2013	19.01	(0.15)	6.61		6.46	– (e)	25.47
11/30/2012	21.19	(0.12)	1.11		0.99	(3.17)	19.01
Class R4
5/31/2017(c)	18.91	(0.03)	1.93		1.90	(0.58)	20.23
11/30/2016	21.48	(0.02)	(0.01)		(0.03)	(2.54)	18.91
6/30/2015 to 11/30/2015(g)	22.27	(0.04)	(0.75	)(h)	(0.79)	–	21.48
Class R5
5/31/2017(c)	21.13	(0.01)	2.17		2.16	(0.58)	22.71
11/30/2016	23.64	(0.02)	0.05		0.03	(2.54)	21.13
6/30/2015 to 11/30/2015	24.48	(0.02)	(0.82	)(h)	(0.84)	–	23.64
Class R6
5/31/2017(c)	21.18	0.01	2.16		2.17	(0.58)	22.77
11/30/2016	23.65	0.01	0.06		0.07	(2.54)	21.18
6/30/2015 to 11/30/2015(g)	24.48	(0.01)	(0.82	)(h)	(0.83)	–	23.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total expenses
		after				Net		Net assets,	Portfolio
Total		waivers and/or		Total		investment		end of	turnover
return(b)		reimbursements		expenses		income (loss)		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

10.17	(d)	0.81	(d)	0.81	(d)	(0.38	)(d)	$1,313	38.09	(d)
0.01		1.64		1.64		(0.74)		1,012	116.57
4.42		1.63		1.63		(0.80)		941	96.81
10.06		1.63		1.63		(0.72)		1,063	207.44
33.87		1.66		1.66		(0.73)		1,436	118.03
6.70		1.67		1.69		(0.74)		1,515	145.62

10.22	(d)	0.76	(d)	0.76	(d)	(0.32	)(d)	22,600	38.09	(d)
0.12		1.53		1.53		(0.63)		24,927	116.57
4.56		1.52		1.52		(0.71)		28,251	96.81
10.15		1.53		1.53		(0.62)		29,999	207.44
34.01		1.55		1.55		(0.65)		33,301	118.03
6.78		1.57		1.58		(0.63)		31,535	145.62

10.37	(d)	0.64	(d)	0.64	(d)	(0.17	)(d)	592	38.09	(d)
0.37		1.27		1.27		(0.12)		107	116.57
(3.55	)(d)	1.25	(i)	1.25	(i)	(0.49	)(i)	10	96.81

10.51	(d)	0.51	(d)	0.51	(d)	(0.05	)(d)	60	38.09	(d)
0.63		1.00		1.00		(0.11)		10	116.57
(3.43	)(d)	1.00	(i)	1.00	(i)	(0.24	)(i)	10	96.81

10.53	(d)	0.43	(d)	0.43	(d)	0.07	(d)	58,861	38.09	(d)
0.81		0.86		0.86		0.04		52	116.57
(3.39	)(d)	0.86	(i)	0.86	(i)	(0.10	)(i)	10	96.81

See Notes to Financial Statements.	33

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class A
5/31/2017(c)	$24.64	$– (d)	$0.23		$0.23	$–	$(3.11)	$(3.11)
11/30/2016	27.17	(0.02)	2.55		2.53	–	(5.06)	(5.06)
11/30/2015	33.61	(0.04)	1.33		1.29	–	(7.73)	(7.73)
11/30/2014	42.09	(0.01)	0.94		0.93	–	(9.41)	(9.41)
11/30/2013	32.24	0.02	10.81		10.83	(0.24)	(0.74)	(0.98)
11/30/2012	29.68	0.18	2.38		2.56	–	–	–
Class B
5/31/2017(c)	16.52	(0.06)	0.18		0.12	–	(3.11)	(3.11)
11/30/2016	20.11	(0.13)	1.60		1.47	–	(5.06)	(5.06)
11/30/2015	27.02	(0.19)	1.01		0.82	–	(7.73)	(7.73)
11/30/2014	35.87	(0.20)	0.76		0.56	–	(9.41)	(9.41)
11/30/2013	27.57	(0.19)	9.23		9.04	–	(0.74)	(0.74)
11/30/2012	25.56	(0.04)	2.05		2.01	–	–	–
Class C
5/31/2017(c)	16.55	(0.05)	0.17		0.12	–	(3.11)	(3.11)
11/30/2016	20.13	(0.13)	1.61		1.48	–	(5.06)	(5.06)
11/30/2015	27.04	(0.18)	1.00		0.82	– (d)	(7.73)	(7.73)
11/30/2014	35.89	(0.19)	0.75		0.56	–	(9.41)	(9.41)
11/30/2013	27.63	(0.21)	9.26		9.05	(0.05)	(0.74)	(0.79)
11/30/2012	25.61	(0.03)	2.05		2.02	–	–	–
Class F
5/31/2017(c)	24.72	0.01	0.24		0.25	–	(3.11)	(3.11)
11/30/2016	27.20	0.01	2.57		2.58	–	(5.06)	(5.06)
11/30/2015	33.66	– (d)	1.33		1.33	(0.06)	(7.73)	(7.79)
11/30/2014	42.10	0.07	0.92		0.99	(0.02)	(9.41)	(9.43)
11/30/2013	32.36	0.09	10.81		10.90	(0.32)	(0.74)	(1.06)
11/30/2012	29.64	0.26	2.36		2.62	–	–	–
Class F3
4/4/2017 to 5/31/2017(c)(f)	25.41	– (d)	(0.09	)(g)	(0.09)	–	–	–
Class I
5/31/2017(c)	28.06	0.03	0.26		0.29	–	(3.11)	(3.11)
11/30/2016	30.13	0.03	2.96		2.99	–	(5.06)	(5.06)
11/30/2015	36.46	0.03	1.47		1.50	(0.10)	(7.73)	(7.83)
11/30/2014	44.83	0.10	1.01		1.11	(0.07)	(9.41)	(9.48)
11/30/2013	34.28	0.14	11.49		11.63	(0.34)	(0.74)	(1.08)
11/30/2012	31.46	0.30	2.52		2.82	–	–	–
Class P
5/31/2017(c)	23.75	(0.03)	0.24		0.21	–	(3.11)	(3.11)
11/30/2016	26.43	(0.07)	2.45		2.38	–	(5.06)	(5.06)
11/30/2015	32.95	(0.10)	1.31		1.21	–	(7.73)	(7.73)
11/30/2014	41.50	(0.06)	0.92		0.86	–	(9.41)	(9.41)
11/30/2013	31.79	(0.03)	10.66		10.63	(0.18)	(0.74)	(0.92)
11/30/2012	29.31	0.13	2.35		2.48	–	–	–

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$21.76	0.77	(e)	0.59	(e)	(0.02	)(e)	$395,568	21.29	(e)
24.64	13.14		1.21		(0.11)		416,989	43.74
27.17	4.76		1.21		(0.15)		456,843	43.70
33.61	2.79		1.24		(0.02)		732,067	30.70
42.09	34.52		1.23		0.05		1,253,920	71.13
32.24	8.63		1.23		0.57		1,247,956	28.91

13.53	0.42	(e)	0.97	(e)	(0.41	)(e)	486	21.29	(e)
16.52	12.27		1.97		(0.87)		1,030	43.74
20.11	3.97		1.97		(0.92)		1,827	43.70
27.02	2.06		1.95		(0.73)		3,280	30.70
35.87	33.64		1.92		(0.61)		4,938	71.13
27.57	7.82		1.93		(0.15)		6,406	28.91

13.56	0.42	(e)	0.96	(e)	(0.38	)(e)	26,387	21.29	(e)
16.55	12.32		1.96		(0.86)		33,269	43.74
20.13	3.97		1.96		(0.91)		35,312	43.70
27.04	2.09		1.94		(0.72)		40,536	30.70
35.89	33.56		1.93		(0.65)		44,246	71.13
27.63	7.89		1.92		(0.12)		37,988	28.91

21.86	0.86	(e)	0.51	(e)	0.06	(e)	52,170	21.29	(e)
24.72	13.35		1.06		0.04		35,213	43.74
27.20	4.90		1.06		(0.01)		24,246	43.70
33.66	2.96		1.04		0.20		30,238	30.70
42.10	34.81		1.03		0.24		46,280	71.13
32.26	8.84		1.03		0.83		52,084	28.91

25.32	(0.35	)(e)	0.13	(e)(f)	0.01	(e)(f)	10	21.29	(e)

25.24	0.90	(e)	0.46	(e)	0.10	(e)	601,724	21.29	(e)
28.06	13.43		0.96		0.14		679,954	43.74
30.13	5.01		0.96		0.09		736,890	43.70
36.46	3.08		0.95		0.27		1,000,533	30.70
44.83	34.93		0.93		0.35		1,923,378	71.13
34.28	8.96		0.93		0.88		1,862,546	28.91

20.85	0.70	(e)	0.69	(e)	(0.12	)(e)	40,622	21.29	(e)
23.75	12.90		1.42		(0.31)		46,606	43.74
26.43	4.57		1.42		(0.36)		58,957	43.70
32.95	2.62		1.40		(0.18)		100,846	30.70
41.50	34.32		1.38		(0.09)		174,584	71.13
31.79	8.46		1.38		0.42		192,603	28.91

See Notes to Financial Statements.	35

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class R2
5/31/2017(c)	$23.62	$(0.04)	$0.22		$0.18	$–	$(3.11)	$(3.11)
11/30/2016	26.33	(0.09)	2.44		2.35	–	(5.06)	(5.06)
11/30/2015	32.90	(0.14)	1.30		1.16	–	(7.73)	(7.73)
11/30/2014	41.51	(0.11)	0.91		0.80	–	(9.41)	(9.41)
11/30/2013	31.81	0.01	10.57		10.58	(0.14)	(0.74)	(0.88)
11/30/2012	29.37	0.09	2.35		2.44	–	–	–
Class R3
5/31/2017(c)	23.84	(0.03)	0.24		0.21	–	(3.11)	(3.11)
11/30/2016	26.51	(0.07)	2.46		2.39	–	(5.06)	(5.06)
11/30/2015	33.04	(0.10)	1.30		1.20	–	(7.73)	(7.73)
11/30/2014	41.60	(0.06)	0.91		0.85	–	(9.41)	(9.41)
11/30/2013	31.85	(0.05)	10.70		10.65	(0.16)	(0.74)	(0.90)
11/30/2012	29.38	0.12	2.35		2.47	–	–	–
Class R4
5/31/2017(c)	24.65	– (d)	0.23		0.23	–	(3.11)	(3.11)
11/30/2016	27.17	(0.05)	2.59		2.54	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	27.41	(0.03)	(0.21	)(g)	(0.24)	–	–	–
Class R5
5/31/2017(c)	28.08	0.03	0.26		0.29	–	(3.11)	(3.11)
11/30/2016	30.14	0.04	2.96		3.00	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	30.37	– (d)	(0.23	)(g)	(0.23)	–	–	–
Class R6
5/31/2017(c)	28.12	0.04	0.27		0.31	–	(3.11)	(3.11)
11/30/2016	30.15	0.07	2.96		3.03	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	30.37	0.01	(0.23	)(g)	(0.22)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Commenced on June 30, 2015.
(i)	Annualized.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$20.69	0.57	(e)	0.76	(e)	(0.20	)(e)	$527	21.29	(e)
23.62	12.81		1.57		(0.42)		381	43.74
26.33	4.38		1.56		(0.55)		288	43.70
32.90	2.44		1.56		(0.35)		154	30.70
41.51	34.08		1.53		0.04		268	71.13
31.81	8.31		1.53		0.28		6,910	28.91

20.94	0.70	(e)	0.71	(e)	(0.14	)(e)	8,080	21.29	(e)
23.84	12.89		1.44		(0.33)		7,238	43.74
26.51	4.52		1.44		(0.39)		6,395	43.70
33.04	2.59		1.42		(0.19)		8,266	30.70
41.60	34.30		1.42		(0.14)		12,162	71.13
31.85	8.41		1.42		0.39		11,635	28.91

21.77	0.77	(e)	0.59	(e)	(0.01	)(e)	1,966	21.29	(e)
24.65	13.19		1.19		(0.20)		1,234	43.74
27.17	(0.88	)(e)	1.16	(i)	(0.23	)(i)	10	43.70

25.26	0.90	(e)	0.46	(e)	0.11	(e)	20	21.29	(e)
28.08	13.46		0.94		0.17		15	43.74
30.14	(0.76	)(e)	0.90	(i)	0.02	(i)	10	43.70

25.32	0.98	(e)	0.42	(e)	0.15	(e)	46,509	21.29	(e)
28.12	13.58		0.85		0.27		28,895	43.74
30.15	(0.72	)(e)	0.83	(i)	0.09	(i)	10	43.70

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has twelve active classes of shares: Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign

Notes to Financial Statements (unaudited)(continued)

securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2013 through November 30, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, F3, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information

Notes to Financial Statements (unaudited)(continued)

available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Calibrated Dividend Growth Fund
First $1 billion	.65%
Next $1 billion	.60%
Over $2 billion	.55%

Growth Opportunities Fund
First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2017, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Calibrated Dividend Growth Fund	.46%
Growth Opportunities Fund	.75%
Small Cap Value Fund	.75%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Lord Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Calibrated Dividend Growth Fund
Classes	April 1, 2017 through March 31, 2018	Prior to April 1, 2017
A, B, C, F, I, P, R2, R3, R4 and R5	.70%	0.60%
F3 and R6	.60%	0.50%

For each class, the agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees, and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with Fund of Funds managed by Lord Abbett. As a result, each Fund of Fund will bear its expenses fully, and each Underlying Fund will no longer pay a portion of Fund of Fund expenses.

As of May 31, 2017, the percentage of Small Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund was 17.16%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	Effective April 1, 2017 and continuing through March 31, 2018, the Distributor has contractually agreed to waive Calibrated Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Directors.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2017:

	Distributor Commissions	Dealers’ Concessions
Calibrated Dividend Growth Fund	$300,251	$1,620,779
Growth Opportunities Fund	25,877	142,869
Small Cap Value Fund	52,480	278,718

Distributor received the following amount of CDSCs for the six months ended May 31, 2017:

	Class A	Class C
Calibrated Dividend Growth Fund	$9,217	$29,841
Growth Opportunities Fund	2,140	2,595
Small Cap Value Fund	637	1,651

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Calibrated Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2017 and fiscal year ended November 30, 2016, was as follows:

Calibrated Dividend Growth Fund				Growth Opportunities Fund
	Six Months Ended 5/31/2017 (unaudited	)	Year Ended 11/30/2016	Six Months Ended 5/31/2017 (unaudited	)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$38,875,712		$79,189,241	$–		$18,122,622
Net long-term capital gains	127,852,547		83,708,409	17,112,695		57,345,709
Total distributions paid	$166,728,259		$162,897,650	$17,112,695		$75,468,331

Notes to Financial Statements (unaudited)(continued)

	Small Cap Value Fund
	Six Months Ended 5/31/2017 (unaudited	)	Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$3,954,659		$–
Net long-term capital gains	144,804,689		228,988,053
Total distributions paid	$148,759,348		$228,988,053

As of May 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,190,283,362	$424,998,427	$891,534,199
Gross unrealized gain	240,044,037	99,808,322	305,530,979
Gross unrealized loss	(75,122,977)	(10,245,559)	(21,580,013)
Net unrealized security gain	$164,921,060	$89,562,763	$283,950,966

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases	Sales
Calibrated Dividend Growth Fund	$751,567,603	$780,587,478
Growth Opportunities Fund	204,475,594	300,041,061
Small Cap Value Fund	253,087,125	337,185,547

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2017.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended May 31, 2017, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Calibrated Dividend Growth Fund	$–	$722,784	$28,758
Growth Opportunities Fund	–	1,091,492	318,947
Small Cap Value Fund	754,727	2,671,985	1,131,969

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2017 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2017, the Fund had futures contracts with unrealized appreciation of $115,509. Amounts of $842,258 and $45,825 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 79.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Calibrated Dividend Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$10,027,715	$–	$10,027,715
Total	$10,027,715	$–	$10,027,715

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$10,027,715	$–	$–	$(10,027,715)	$–
Total	$10,027,715	$–	$–	$(10,027,715)	$–

Small Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$34,112,138	$–	$34,112,138
Total	$34,112,138	$–	$34,112,138

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$34,112,138	$–	$–	$(34,112,138)	$–
Total	$34,112,138	$–	$–	$(34,112,138)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2017.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended May 31, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Funds, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

Notes to Financial Statements (unaudited)(continued)

During the six months ended May 31, 2017, a Fund of the Company participated as a lender in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
Calibrated Dividend Growth Fund	$7,513,765	0.855%	$176

*	included in the Statement of Operations.

There were no interfund loans outstanding as of May 31, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Calibrated Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and markets, the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Notes to Financial Statements (unaudited)(continued)

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Calibrated Dividend Growth Fund		Six Months Ended May 31, 2017 (unaudited )	Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,921,011	$186,103,808	20,119,550	$285,214,685
Converted from Class B*	318,400	4,636,735	346,268	4,820,382
Reinvestment of distributions	8,237,885	116,704,998	9,589,635	126,499,770
Shares reacquired	(20,889,961)	(301,091,803)	(25,703,773)	(362,486,261)
Increase	587,335	$6,353,738	4,351,680	$54,048,576

Class B Shares
Shares sold	48,855	$683,859	38,371	$530,380
Reinvestment of distributions	60,568	848,582	113,682	1,470,758
Shares reacquired	(187,475)	(2,665,600)	(331,076)	(4,588,920)
Converted to Class A*	(321,549)	(4,636,735)	(349,763)	(4,820,383)
Decrease	(399,601)	$(5,769,894)	(528,786)	$(7,408,165)

Class C Shares
Shares sold	3,049,591	$43,237,612	6,072,513	$85,400,840
Reinvestment of distributions	1,296,834	18,135,643	1,281,193	16,619,571
Shares reacquired	(4,524,187)	(64,642,798)	(4,597,870)	(63,752,620)
Increase (decrease)	(177,762)	$(3,269,543)	2,755,836	$38,267,791

Class F Shares
Shares sold	12,499,433	$180,231,017	16,263,809	$234,266,817
Reinvestment of distributions	1,282,104	18,160,449	551,321	7,335,147
Shares reacquired	(5,316,800)	(76,820,617)	(5,742,228)	(81,557,018)
Increase	8,464,737	$121,570,849	11,072,902	$160,044,946

Class F3 Shares(a)
Shares sold	682.13	$10,000	–	$–
Increase	682.13	$10,000	–	$–

Class I Shares
Shares sold	218,375	$3,164,622	537,655	$7,731,034
Reinvestment of distributions	35,458	506,930	35,725	474,850
Shares reacquired	(884,789)	(13,086,326)	(414,780)	(5,806,274)
Increase (decrease)	(630,956)	$(9,414,774)	158,600	$2,399,610

Class P Shares
Shares sold	6,810	$98,928	16,542	$234,553
Reinvestment of distributions	9,153	130,310	11,718	154,846
Shares reacquired	(17,595)	(253,046)	(35,209)	(499,945)
Decrease	(1,632)	$(23,808)	(6,949)	$(110,546)

Class R2 Shares
Shares sold	21,765	$317,542	19,173	$264,944
Reinvestment of distributions	4,119	58,861	5,080	67,222
Shares reacquired	(12,788)	(188,938)	(32,932)	(464,534)
Increase (decrease)	13,096	$187,465	(8,679)	$(132,368)

Notes to Financial Statements (unaudited)(continued)

Calibrated Dividend Growth Fund		Six Months Ended May 31, 2017 (unaudited )	Year Ended November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	841,511	$11,882,371	430,481	$6,074,683
Reinvestment of distributions	126,530	1,783,438	141,927	1,859,560
Shares reacquired	(1,162,319)	(16,432,877)	(490,598)	(6,848,327)
Increase (decrease)	(194,278)	$(2,767,068)	81,810	$1,085,916

Class R4 Shares
Shares sold	38,302	$547,755	20,474	$295,034
Reinvestment of distributions	1,270	17,989	159	2,225
Shares reacquired	(6,900)	(98,751)	(15)	(218)
Increase	32,672	$466,993	20,618	$297,041

Class R5 Shares
Shares sold	4,116	$59,825	20,229	$289,279
Reinvestment of distributions	1,640	23,427	155	2,167
Shares reacquired	(14,089)	(204,962)	(19)	(282)
Increase (decrease)	(8,333)	$(121,710)	20,365	$291,164

Class R6 Shares
Shares sold	804,729	$11,972,682	14,921	$221,192
Reinvestment of distributions	1,309	18,769	76	1,024
Shares reacquired	(204,555)	(3,015,130)	(4)	(66)
Increase	601,483	$8,976,321	14,993	$222,150

Growth Opportunities Fund		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,695,931	$51,294,026	2,326,853	$42,630,629
Converted from Class B*	62,671	1,210,834	119,239	2,147,507
Reinvestment of distributions	571,624	10,512,161	2,563,875	46,457,413
Shares reacquired	(4,871,359)	(92,588,477)	(5,209,672)	(95,954,895)
Decrease	(1,541,133)	$(29,571,456)	(199,705)	$(4,719,346)

Class B Shares
Shares sold	50,189	$733,882	19,453	$283,744
Reinvestment of distributions	8,729	124,394	65,203	930,453
Shares reacquired	(94,070)	(1,376,766)	(85,014)	(1,203,469)
Converted to Class A*	(81,033)	(1,210,834)	(151,806)	(2,147,507)
Decrease	(116,185)	$(1,729,324)	(152,164)	$(2,136,779)

Class C Shares
Shares sold	673,477	$9,879,327	493,190	$7,104,351
Reinvestment of distributions	123,280	1,755,504	554,897	7,912,831
Shares reacquired	(1,369,176)	(20,250,137)	(1,188,062)	(17,110,537)
Decrease	(572,419)	$(8,615,306)	(139,975)	$(2,093,355)

Class F Shares
Shares sold	657,313	$13,029,797	741,249	$14,151,079
Reinvestment of distributions	31,764	604,144	117,490	2,195,882
Shares reacquired	(357,835)	(7,089,235)	(726,180)	(13,808,326)
Increase	331,242	$6,544,706	132,559	$2,538,635

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund		Six Months Ended May 31, 2017 (unaudited )	Year Ended November 30, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	463	$10,000	–	$–
Increase	463	$10,000	–	$–

Class I Shares
Shares sold	36,407	$763,250	391,597	$7,817,869
Reinvestment of distributions	116,694	2,405,064	499,119	10,077,216
Shares reacquired	(4,591,089)	(98,487,422)	(674,214)	(13,839,843)
Increase (decrease)	(4,437,988)	$(95,319,108)	216,502	$4,055,242

Class P Shares
Shares sold	22,369	$413,599	15,731	$283,090
Reinvestment of distributions	4,318	77,812	25,037	445,650
Shares reacquired	(36,112)	(672,499)	(93,995)	(1,710,533)
Decrease	(9,425)	$(181,088)	(53,227)	$(981,793)

Class R2 Shares
Shares sold	24,647	$450,838	29,248	$501,316
Reinvestment of distributions	445	7,861	1,707	29,836
Shares reacquired	(13,076)	(240,550)	(20,481)	(370,298)
Increase	12,016	$218,149	10,474	$160,854

Class R3 Shares
Shares sold	548,492	$10,175,960	279,530	$4,981,202
Reinvestment of distributions	42,481	762,964	190,593	3,383,017
Shares reacquired	(794,111)	(14,711,619)	(460,328)	(8,244,608)
Increase (decrease)	(203,138)	$(3,772,695)	9,795	$119,611

Class R4 Shares
Shares sold	25,809	$496,460	5,313	$98,154
Reinvestment of distributions	192	3,534	63	1,140
Shares reacquired	(2,398)	(46,030)	(184)	(3,282)
Increase	23,603	$453,964	5,192	$96,012

Class R5 Shares
Shares sold	2,152	$46,532	–	$–
Reinvestment of distributions	13	268	51	1,037
Increase	2,165	$46,800	51	$1,037

Class R6 Shares
Shares sold	2,816,678	$59,451,302	3,943.46	$80,678
Reinvestment of distributions	69	1,431	51	1,037
Shares reacquired	(234,349)	(5,090,798)	(1,950)	(37,692)
Increase	2,582,398	$54,361,935	2,044.46	$44,023

Notes to Financial Statements (unaudited)(continued)

Small Cap Value Fund	Six Months Ended May 31, 2017 (unaudited	)	Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,221,689	$49,320,599	2,174,946	$46,917,369
Converted from Class B*	22,498	498,301	31,793	670,923
Reinvestment of distributions	2,155,965	47,474,351	3,578,324	73,069,377
Shares reacquired	(3,146,737)	(70,112,691)	(5,677,333)	(125,581,295)
Increase (decrease)	1,253,415	$27,180,560	107,730	$(4,923,626)

Class B Shares
Shares sold	13,142	$179,711	3,065	$45,509
Reinvestment of distributions	13,980	192,080	32,038	441,804
Shares reacquired	(17,424)	(239,313)	(16,401)	(236,141)
Converted to Class A*	(36,118)	(498,301)	(47,209)	(670,923)
Decrease	(26,420)	$(365,823)	(28,507)	$(419,751)

Class C Shares
Shares sold	548,725	$7,656,232	378,901	$5,442,238
Reinvestment of distributions	350,214	4,822,452	472,958	6,531,548
Shares reacquired	(963,355)	(13,298,847)	(595,829)	(8,802,849)
Increase (decrease)	(64,416)	$(820,163)	256,030	$3,170,937

Class F Shares
Shares sold	1,423,707	$31,766,429	948,353	$21,390,592
Reinvestment of distributions	165,961	3,667,732	149,314	3,053,474
Shares reacquired	(627,266)	(13,908,823)	(564,304)	(12,257,874)
Increase	962,402	$21,525,338	533,363	$12,186,192

Class F3 Shares(a)
Shares sold	393.55	$10,000	–	$–
Increase	393.55	$10,000	–	$–

Class I Shares
Shares sold	902,873	$23,477,805	2,114,536	$51,620,815
Reinvestment of distributions	2,813,713	71,805,967	5,110,620	118,566,378
Shares reacquired	(4,110,228)	(106,101,795)	(7,451,688)	(184,024,512)
Decrease	(393,642)	$(10,818,023)	(226,532)	$(13,837,319)

Class P Shares
Shares sold	155,092	$3,320,221	216,077	$4,506,907
Reinvestment of distributions	288,814	6,099,754	558,367	11,010,998
Shares reacquired	(457,576)	(9,724,489)	(1,043,292)	(21,703,835)
Decrease	(13,670)	$(304,514)	(268,848)	$(6,185,930)

Class R2 Shares
Shares sold	9,492	$199,455	16,835	$344,488
Reinvestment of distributions	1,589	33,320	500	9,807
Shares reacquired	(1,730)	(36,963)	(12,124)	(249,909)
Increase	9,351	$195,812	5,211	$104,386

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund		Six Months Ended May 31, 2017 (unaudited )	Year Ended November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	232,136	$4,969,950	74,862	$1,602,027
Reinvestment of distributions	45,516	965,405	63,073	1,248,858
Shares reacquired	(195,298)	(4,153,373)	(75,574)	(1,635,143)
Increase	82,354	$1,781,982	62,361	$1,215,742

Class R4 Shares
Shares sold	34,688	$772,195	59,904	$1,365,929
Reinvestment of distributions	6,998	154,166	90	1,845
Shares reacquired	(1,445)	(31,782)	(10,306)	(222,054)
Increase	40,241	$894,579	49,688	$1,145,720

Class R5 Shares
Shares sold	185	$4,709	148	$4,146
Reinvestment of distributions	68	1,722	72	1,665
Shares reacquired	–	(2)	–	–
Increase	253	$6,429	220	$5,811

Class R6 Shares
Shares sold	1,222,695	$31,621,363	1,242,542	$30,635,826
Reinvestment of distributions	128,605	3,289,717	72	1,665
Shares reacquired	(541,591)	(13,675,899)	(215,437)	(5,499,053)
Increase	809,709	$21,235,181	1,027,177	$25,138,438

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.

15.	RECENT ACCOUNTING REGULATION

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced discloure about derivatives in investment company financial statements. The compliance date for these amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Company or of Lord Abbett (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and appropriate benchmarks as of various periods ended August 31, 2016. As to Calibrated Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and ten-year periods, and below the median of the performance peer group for the five-year period. As to Growth

Approval of Advisory Contract (continued)

Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, and below the median of the performance peer group for the one-year period. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and ten-year periods, equal to the median of the performance peer group for the three-year period, and below the median of the performance peer group for the five-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Dividend Growth Fund and Small Cap Value Fund, the Board observed that the overall expense level was below the median of the expense peer group. As to Growth Opportunities Fund, the Board observed that the overall expense level was slightly above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable in light of the services received and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Calibrated Dividend Growth Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Growth Opportunities Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Small Cap Value Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Research Fund, Inc. Lord Abbett Calibrated Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LARF-2 (07/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2017

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2017

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 28, 2017